Premises and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 22.4	$ 21.0	$ 20.8
Maximum lease term	5 years
Total lease income	$ 2.1	2.4	2.8
Rent expense	$ 22.5	19.1	$ 16.6
Minimum
Property, Plant and Equipment [Line Items]
Operating lease term (in years)	1 year
Maximum
Property, Plant and Equipment [Line Items]
Operating lease term (in years)	50 years
Buildings
Property, Plant and Equipment [Line Items]
Total allocated cost of portion of buildings held for lease	$ 7.0	6.9
Accumulated depreciation	$ 2.7	$ 2.5